[LOGO] Merrill Lynch  Investment Managers

Semi-Annual Report
June 30, 2002

Merrill Lynch
Aggregate Bond
Index Fund

Merrill Lynch Index Funds, Inc.

www.mlim.ml.com

             Merrill Lynch Aggregate Bond Index Fund

Officers and Directors

Terry K. Glenn, President and Director
Donald W. Burton, Director
M. Colyer Crum, Director
Laurie Simon Hodrick, Director
Stephen B. Swensrud, Director
J. Thomas Touchton, Director
Fred G. Weiss, Director
Robert C. Doll, Jr., Senior Vice President
Richard Vella, Senior Vice President
Jeffrey B. Hewson, Vice President
Frank Viola, Vice President
Donald C. Burke, Vice President and Treasurer
Stephen M. Benham, Secretary

Custodian

Merrill Lynch Trust Company
800 Scudders Mill Road
Plainsboro, NJ 08536

Transfer Agent

Financial Data Services, Inc.
4800 Deer Lake Drive East
Jacksonville, FL 32246-6484
(800) 637-3863

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2002

DEAR SHAREHOLDER

For the six months ended June 30, 2002, the Fund's Class A and Class D Shares had total returns of +3.45% and +3.33%, respectively. (Complete performance information can be found on pages 3 and 4 of this report to shareholders.) This compared to a total return of +3.79% for the unmanaged benchmark Lehman Brothers Aggregate Bond Index for the same period.

Merrill Lynch Aggregate Bond Index Fund is designed for investors who have an investment objective of seeking to achieve investment returns that replicate the total return of investment-grade fixed income securities. As such, the Fund seeks to achieve its objective by replicating the total return, before expenses, of the unmanaged Lehman Brothers Aggregate Bond Index, a widely accepted reference benchmark in the measurement of performance in the high-quality fixed income market. The Fund seeks to achieve its objective by investing all of its assets in Master Aggregate Bond Index Series. Therefore, the Series' structure is dependent on the structure of the underlying benchmark. Sector weighting and security selection in the underlying benchmark is determined by the market representation that the sectors have in the overall market.

As of June 30, 2002, the Lehman Brothers Aggregate Bond Index was comprised of 6,892 securities. Of this amount, 957 represented U.S. government and government agency securities, 3,925 were investment-grade corporate securities, and 2,010 were collateralized issues comprising agency mortgage-backed securities, commercial mortgage-backed securities and asset-backed securities. These sectors represent 33.35%, 26.31% and 40.34% of the Index, respectively. For the government and government agency sector, this represents a decline from 33.97% from the beginning of the year. The corporate bond sector declined from 30.62%, and the collateralized sector increased from 35.41% during the six-month period.

The management of the Series' assets is conducted by the separate management of the three sectors mentioned above. The government and agency and corporate sectors are managed similarly. In these two sectors, we seek to neutralize duration. Duration is a measurement of an anticipated price change of a security (or group of securities) for a given change in interest rates. Therefore, if the duration of each sector is identical to the duration in the corresponding sector in the Index, the price movement of that sector should be identical in the Series and in the Index. We also ensure the sector match in the composition of duration. That is, the exposure along the various points of the yield curve is matched in order to attain identical price movement in the event a change in the shape of the yield curve occurs. An additional exercise takes place in the corporate sector of the Series. In order to further limit tracking error, we seek to achieve subsector neutrality. We therefore look to position the portfolio with neutral industry exposure as well as identical credit rating exposure.

The third sector is comprised of mortgage-backed securities (MBS) and is managed with a different approach. MBS are subject to prepayments, which create an uncertainty in the timing of the underlying cashflows. When interest rates rise, prepayments typically decline and the result is relatively greater cashflows in the distant future and a longer duration security. Also, prepayments typically rise as interest rates decline; these result in relatively greater cashflows in the near future and a shorter duration security. Hence, MBS durations are not fixed and determinable; they are estimations. Accordingly, rather than relying on estimations of duration, we seek to minimize product variation. This entails neutral exposure to mortgage coupon, mortgage type and issuer.

In Conclusion

We appreciate your investment in Merrill Lynch Aggregate Bond Index Fund, and we look forward to assisting you with your investment needs in the months and years ahead.

Sincerely,


/s/ Terry K. Glenn

Terry K. Glenn
President and Director


/s/ Jeffrey B. Hewson

Jeffrey B. Hewson
Vice President and
Co-Portfolio Manager


/s/ Frank Viola

Frank Viola
Vice President and
Co-Portfolio Manager

August 9, 2002

PERFORMANCE DATA

About Fund Performance

      Investors are able to purchase shares of the Fund through two pricing alternatives:

o Class A Shares do not incur a maximum initial sales charge (front-end load) or deferred sales charge and bear no ongoing distribution or account maintenance fees. Class A Shares are available only to eligible investors.

o Class D Shares do not incur a maximum initial sales charge or deferred sales charge and bear no ongoing distribution fee. In addition, Class D Shares are subject to an ongoing account maintenance fee of 0.25%.

      None of the past results shown should be considered a representation of future performance. Performance results do not reflect the deduction of taxes that a shareholder would pay on fund distributions or the redemption of fund shares. Figures shown in the "Recent Performance Results" and "Average Annual Total Return" tables assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Dividends paid to each class of shares will vary because of the different levels of account maintenance, distribution and transfer agency fees applicable to each class, which are deducted from the income available to be paid to shareholders. The Fund's Administrator voluntarily waived a portion of its administrative fee. Without such waiver, the Fund's performance would have been lower.


                                     2 & 3

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2002

PERFORMANCE DATA (concluded)

Recent Performance Results

                                                          6-Month           12-Month       Since Inception     Standardized
As of June 30, 2002                                    Total Return       Total Return       Total Return      30-Day Yield
===========================================================================================================================
ML Aggregate Bond Index Fund Class A Shares*               +3.45%             +8.14%             +45.99%           4.98%
---------------------------------------------------------------------------------------------------------------------------
ML Aggregate Bond Index Fund Class D Shares*               +3.33              +7.87              +44.10            4.73
---------------------------------------------------------------------------------------------------------------------------
Lehman Brothers Aggregate Bond Index**                     +3.79              +8.63              +47.14              --
===========================================================================================================================

 * Total investment returns are based on changes in net asset values for the periods shown, and assume reinvestment of all dividends and capital gains distributions at net asset value on the payable date. The Fund's inception date is 4/03/97.
** This unmanaged market-weighted Index is comprised of investment-grade corporate bonds (rated BBB or better), mortgages and U.S. Treasury and Government agency issues with at least one year to maturity. Since inception total return is from 4/30/97.

Average Annual Total Return

                                                                        % Return
================================================================================
Class A Shares
================================================================================
One Year Ended 6/30/02                                                    +8.14%
--------------------------------------------------------------------------------
Five Years Ended 6/30/02                                                  +7.19
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/02                                       +7.48
--------------------------------------------------------------------------------

                                                                        % Return
================================================================================
Class D Shares
================================================================================
One Year Ended 6/30/02                                                    +7.87%
--------------------------------------------------------------------------------
Five Years Ended 6/30/02                                                  +6.91
--------------------------------------------------------------------------------
Inception (4/03/97) through 6/30/02                                       +7.22
--------------------------------------------------------------------------------

STATEMENT OF ASSETS AND LIABILITIES

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND             As of June 30, 2002
===================================================================================================================================
Assets:                Investment in Master Aggregate Bond Index Series, at value
                       (identified cost--$418,152,565) ...............................................                 $428,193,789
                       Prepaid registration fees and other assets ....................................                       52,069
                                                                                                                       ------------
                       Total assets ..................................................................                  428,245,858
                                                                                                                       ------------
===================================================================================================================================
Liabilities:           Payables:
                         Dividends to shareholders ...................................................   $   627,938
                         Administrative fees .........................................................        62,236
                         Distributor .................................................................        10,996        701,170
                                                                                                         -----------
                       Accrued expenses and other liabilities ........................................                       47,445
                                                                                                                       ------------
                       Total liabilities .............................................................                      748,615
                                                                                                                       ------------
===================================================================================================================================
Net Assets:            Net assets ....................................................................                 $427,497,243
                                                                                                                       ============
===================================================================================================================================
Net Assets             Class A Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized                 $      3,497
Consist of:            Class D Shares of Common Stock, $.0001 par value, 125,000,000 shares authorized                          543
                       Paid-in capital in excess of par ..............................................                  425,741,258
                       Accumulated investment loss--net ..............................................   $  (497,808)
                       Accumulated realized capital losses on investments from the Series--net .......    (7,791,471)
                       Unrealized appreciation on investments from the Series--net ...................    10,041,224
                                                                                                         -----------
                       Total accumulated earnings--net ...............................................                    1,751,945
                                                                                                                       ------------
                       Net assets ....................................................................                 $427,497,243
                                                                                                                       ============
===================================================================================================================================
Net Asset              Class A--Based on net assets of $370,044,972 and 34,973,682 shares outstanding                  $      10.58
Value:                                                                                                                 ============
                       Class D--Based on net assets of $57,452,271 and 5,428,901 shares outstanding ..                 $      10.58
                                                                                                                       ============
===================================================================================================================================

            See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MERRILL LYNCH
AGGREGATE BOND
INDEX FUND             For the Six Months Ended June 30, 2002
===================================================================================================================================
Investment Income      Net investment income allocated from the Series:
From the Series--Net:    Interest ....................................................................                 $ 11,487,805
                         Securities lending--net .....................................................                          268
                         Expenses ....................................................................                     (187,736)
                                                                                                                       ------------
                       Net investment income from the Series .........................................                   11,300,337
                                                                                                                       ------------
===================================================================================================================================
Expenses:              Administration fee ............................................................   $   384,012
                       Transfer agent fees ...........................................................       117,033
                       Account maintenance fee--Class D ..............................................        70,079
                       Printing and shareholder reports ..............................................        45,842
                       Registration fees .............................................................        25,702
                       Professional fees .............................................................         9,601
                       Directors' fees and expenses ..................................................         2,913
                       Other .........................................................................         2,115
                                                                                                         -----------
                       Total expenses before reimbursement ...........................................       657,297
                       Reimbursement of expenses .....................................................       (72,266)
                                                                                                         -----------
                       Total expenses after reimbursement ............................................                      585,031
                                                                                                                       ------------
                       Investment income--net ........................................................                   10,715,306
                                                                                                                       ------------
===================================================================================================================================
Realized &             Realized loss on investments from the Series--net .............................                     (635,911)
Unrealized Gain        Change in unrealized appreciation on investments from the Series--net .........                    3,956,596
(Loss) from                                                                                                            ------------
The Series--Net:       Total realized and unrealized gain on investments from the Series--net ........                    3,320,685
                                                                                                                       ------------
                       Net Increase in Net Assets Resulting from Operations ..........................                 $ 14,035,991
                                                                                                                       ============
===================================================================================================================================

            See Notes to Financial Statements.


                                      4 & 5

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2002

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     For the Six         For the
MERRILL LYNCH                                                                                        Months Ended       Year Ended
AGGREGATE BOND                                                                                         June 30,        December 31,
INDEX FUND             Increase (Decrease) in Net Assets:                                                2002              2001
===================================================================================================================================
Operations:            Investment income--net .................................................     $  10,715,306      $ 19,415,600
                       Realized gain (loss) on investments from the Series--net ...............          (635,911)        2,914,566
                       Change in unrealized appreciation on investments from the Series--net ..         3,956,596         2,745,616
                                                                                                    -------------     -------------
                       Net increase in net assets resulting from operations ...................        14,035,991        25,075,782
                                                                                                    -------------     -------------
===================================================================================================================================
Dividends to           Investment income--net:
Shareholders:            Class A ..............................................................        (9,315,980)      (15,965,028)
                         Class D ..............................................................        (1,430,669)       (3,500,554)
                                                                                                    -------------     -------------
                       Net decrease in net assets resulting from dividends to shareholders ....       (10,746,649)      (19,465,582)
                                                                                                    -------------     -------------
===================================================================================================================================
Capital Share          Net increase in net assets derived from capital share transactions .....        39,379,591        99,823,302
Transactions:                                                                                       -------------     -------------
===================================================================================================================================
Net Assets:            Total increase in net assets ...........................................        42,668,933       105,433,502
                       Beginning of period ....................................................       384,828,310       279,394,808
                                                                                                    -------------     -------------
                       End of period* .........................................................     $ 427,497,243     $ 384,828,310
                                                                                                    =============     =============
===================================================================================================================================
                      *Accumulated investment loss--net .......................................     $    (497,808)    $    (466,465)
                                                                                                    =============     =============
===================================================================================================================================

                  See Notes to Financial Statements.

FINANCIAL HIGHLIGHTS

                                                                                                     Class A
                                                                           --------------------------------------------------------
                                                                             For the
                The following per share data and ratios have been derived  Six Months
MERRILL LYNCH   from information provided in the financial statements.        Ended           For the Year Ended December 31,
AGGREGATE BOND                                                               June 30,    ------------------------------------------
INDEX FUND      Increase (Decrease) in Net Asset Value:                       2002        2001       2000       1999        1998
===================================================================================================================================
Per Share       Net asset value, beginning of period ..............         $  10.50     $  10.31   $   9.85   $  10.61    $  10.42
Operating                                                                   --------     --------   --------   --------    --------
Performance:    Investment income--net ............................              .28+++       .61        .64        .62         .64
                Realized and unrealized gain (loss) on investments
                from the Series--net ..............................              .08          .19        .46       (.76)        .23
                                                                            --------     --------   --------   --------    --------
                Total from investment operations ..................              .36          .80       1.10       (.14)        .87
                                                                            --------     --------   --------   --------    --------
                Less dividends and distributions:
                  Investment income--net ..........................             (.28)        (.61)      (.64)      (.62)       (.64)
                  Realized gain on investments from the Series--net               --           --         --         --        (.04)
                  In excess of realized gain on investments
                  from the Series--net ............................               --           --         --         --+         --
                                                                            --------     --------   --------   --------    --------
                Total dividends and distributions .................             (.28)        (.61)      (.64)      (.62)       (.68)
                                                                            --------     --------   --------   --------    --------
                Net asset value, end of period ....................         $  10.58     $  10.50   $  10.31   $   9.85    $  10.61
                                                                            ========     ========   ========   ========    ========
===================================================================================================================================
Total           Based on net asset value per share ................            3.45%@       7.87%     11.57%     (1.36%)      8.56%
Investment                                                                  ========     ========   ========   ========    ========
Return:
===================================================================================================================================
Ratios to       Expenses, net of reimbursement++ ..................             .35%*        .35%       .38%       .35%        .35%
Average                                                                     ========     ========   ========   ========    ========
Net Assets:     Expenses++ ........................................             .38%*        .46%       .45%       .37%        .40%
                                                                            ========     ========   ========   ========    ========
                Investment income--net ............................            5.34%*       5.72%      6.41%      6.06%       5.99%
                                                                            ========     ========   ========   ========    ========
===================================================================================================================================
Supplemental    Net assets, end of period (in thousands) ..........         $370,045     $324,390   $214,056   $324,254    $351,786
Data:                                                                       ========     ========   ========   ========    ========
===================================================================================================================================

                                                                                                      Class D
                                                                            -------------------------------------------------------
                                                                              For the
                The following per share data and ratios have been derived   Six Months
                from information provided in the financial statements.         Ended           For the Year Ended December 31,
                                                                              June 30,   ------------------------------------------
                Increase (Decrease) in Net Asset Value:                        2002        2001       2000       1999        1998
===================================================================================================================================
Per Share       Net asset value, beginning of period ..............         $  10.50     $  10.31   $   9.86   $  10.61    $  10.42
Operating                                                                   --------     --------   --------   --------    --------
Performance:    Investment income--net ............................              .26+++       .58        .61        .58         .61
                Realized and unrealized gain (loss) on investments
                from the Series--net ..............................              .09          .19        .45       (.75)        .23
                                                                            --------     --------   --------   --------    --------
                Total from investment operations ..................              .35          .77       1.06       (.17)        .84
                                                                            --------     --------   --------   --------    --------
                Less dividends and distributions:
                  Investment income--net ..........................             (.27)        (.58)      (.61)      (.58)       (.61)
                  Realized gain on investments from the Series--net               --           --         --         --        (.04)
                  In excess of realized gain on investments
                  from the Series--net ............................               --           --         --         --+         --
                                                                            --------     --------   --------   --------    --------
                Total dividends and distributions .................             (.27)        (.58)      (.61)      (.58)       (.65)
                                                                            --------     --------   --------   --------    --------
                Net asset value, end of period ....................         $  10.58     $  10.50   $  10.31   $   9.86    $  10.61
                                                                            ========     ========   ========   ========    ========
===================================================================================================================================
Total           Based on net asset value per share ................            3.33%@       7.60%     11.18%     (1.50%)      8.29%
Investment                                                                  ========     ========   ========   ========    ========
Return:
===================================================================================================================================
Ratios to       Expenses, net of reimbursement++ ..................             .60%*        .60%       .63%       .60%        .60%
Average                                                                     ========     ========   ========   ========    ========
Net Assets:     Expenses++ ........................................             .63%*        .71%       .70%       .62%        .65%
                                                                            ========     ========   ========   ========    ========
                Investment income--net ............................            5.09%*       5.50%      6.17%      5.81%       5.75%
                                                                            ========     ========   ========   ========    ========
===================================================================================================================================
Supplemental    Net assets, end of period (in thousands) ..........         $ 57,452     $ 60,438   $ 65,339   $ 79,743    $ 81,603
Data:                                                                       ========     ========   ========   ========    ========

===================================================================================================================================

              *   Annualized.
              +   Amount is less than $.01 per share.
             ++   Includes the Fund's share of the Series' allocated expenses.
            +++   Based on average shares outstanding.
              @   Aggregate total investment return.

                  See Notes to Financial Statements.


                                      6 & 7

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2002

NOTES TO FINANCIAL STATEMENTS

MERRILL LYNCH AGGREGATE BOND INDEX FUND

1. Significant Accounting Policies:

Merrill Lynch Aggregate Bond Index Fund (the "Fund") is part of Merrill Lynch Index Funds, Inc. (the "Corporation"). The Fund is registered under the Investment Company Act of 1940 as a non-diversified mutual fund. The Fund seeks to achieve its investment objective by investing all of its assets in the Master Aggregate Bond Index Series (the "Series") of the Quantitative Master Series Trust, which has the same investment objective as the Fund. The value of the Fund's investment in the Series reflects the Fund's proportionate interest in the net assets of the Series. The performance of the Fund is directly affected by the performance of the Series. The financial statements of the Series, including the Schedule of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements. The Fund's financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The percentage of the Series owned by the Fund at June 30, 2002 was 83.3%. The Fund offers two classes of shares, Class A and Class D. Shares of Class A and Class D are sold without the imposition of a front-end or deferred sales charge. Both classes of shares have identical voting, dividend, liquidation and other rights and the same terms and conditions, except that Class D Shares bear certain expenses related to the account maintenance of such shares and have exclusive voting rights with respect to matters relating to its account maintenance expenditures. The following is a summary of significant accounting policies followed by the Fund.

(a) Valuation of investments--The Fund records its investment in the Series at fair value. Valuation of securities held by the Series is discussed in Note 1a of the Series' Notes to Financial Statements, which are included elsewhere in this report.

(b) Investment income and expenses--The Fund records daily its proportionate share of the Series' income, expenses and realized and unrealized gains and losses. In addition, the Fund accrues its own expenses.

(c) Income taxes--It is the Fund's policy to comply with the requirements of the Internal Revenue Code applicable to regulated investment companies and to distribute substantially all of its taxable income to shareholders. Therefore, no Federal income tax provision is required.

(d) Prepaid registration fees--Prepaid registration fees are charged to expense as the related shares are issued.

(e) Dividends and distributions--Dividends from net investment income are declared daily and paid monthly. Distributions of capital gains are recorded on the ex-dividend dates.

(f) Investment transactions--Investment transactions in the Series are accounted for on a trade date basis.

2. Transactions with Affiliates:

The Corporation has entered into an Administrative Services Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), a wholly-owned subsidiary of Merrill Lynch & Co., Incorporated ("ML & Co."), which is the limited partner. The Fund pays a monthly fee at an annual rate of .19% of the Fund's average daily net assets for the performance of administrative services (other than investment advice and related portfolio activities) necessary for the operation of the Fund. For the six months ended June 30, 2002, FAM earned fees of $384,012, of which $72,266 was waived.

The Corporation has also entered into a Distribution Agreement and Distribution Plan with FAM Distributors, Inc. ("FAMD" or the "Distributor"), a wholly-owned subsidiary of Merrill Lynch Group, Inc. Pursuant to the Distribution Plan adopted by the Corporation in accordance with Rule 12b-1 under the Investment Company Act of 1940, the Fund pays the Distributor an ongoing account maintenance fee. The fee is accrued daily and paid monthly at the annual rate of ..25% based upon the average daily net assets of Class D Shares.

Pursuant to a sub-agreement with the Distributor, Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., also provides account maintenance services to the Fund. The ongoing account maintenance fee compensates the Distributor and MLPF&S for providing account maintenance services to Class D shareholders.

Financial Data Services, Inc. ("FDS"), an indirect, wholly-owned subsidiary of ML & Co., is the Fund's transfer agent.

Certain officers and/or directors of the Fund are officers and/or directors of FAM, PSI, FAMD, FDS, and/or ML & Co.

3. Investments:

Increases and decreases in the Fund's investment in the Series for the six months ended June 30, 2002 were $116,015,911 and $88,660,492, respectively.

4. Capital Share Transactions:

Net increase in net assets derived from capital share transactions were $39,379,591 and $99,823,302 for the six months ended June 30, 2002 and for the year ended December 31, 2001, respectively.

Transactions in capital shares for each class were as follows:

--------------------------------------------------------------------------------
Class A Shares for the Six Months                                     Dollar
Ended June 30, 2002                               Shares              Amount
--------------------------------------------------------------------------------
Shares sold ............................        15,680,900        $ 164,488,630
Shares issued to shareholders
in reinvestment of dividends ...........           704,391            7,392,292
                                               -----------        -------------
Total issued ...........................        16,385,291          171,880,922
Shares redeemed ........................       (12,311,097)        (129,048,180)
                                               -----------        -------------
Net increase ...........................         4,074,194        $  42,832,742
                                               ===========        =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class A Shares for the Year                                          Dollar
Ended December 31, 2001                           Shares             Amount
--------------------------------------------------------------------------------

Shares sold ............................        18,529,179        $ 193,786,325
Shares issued to shareholders
in reinvestment of dividends ...........         1,301,060           13,635,879
                                               -----------        -------------
Total issued ...........................        19,830,239          207,422,204
Shares redeemed ........................        (9,692,116)        (101,554,770)
                                               -----------        -------------
Net increase ...........................        10,138,123        $ 105,867,434
                                               ===========        =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Six Months                                    Dollar
Ended June 30, 2002                                Shares            Amount
--------------------------------------------------------------------------------
Shares sold ............................           712,148        $   7,479,784
Shares issued to shareholders
in reinvestment of dividends ...........           105,972            1,112,207
                                               -----------        -------------
Total issued ...........................           818,120            8,591,991
Shares redeemed ........................        (1,144,651)         (12,045,142)
                                               -----------        -------------
Net decrease ...........................          (326,531)       $  (3,453,151)
                                               ===========        =============
--------------------------------------------------------------------------------

--------------------------------------------------------------------------------
Class D Shares for the Year                                          Dollar
Ended December 31, 2001                           Shares             Amount
--------------------------------------------------------------------------------
Shares sold ............................         1,428,693        $  14,954,073
Shares issued to shareholders
in reinvestment of dividends ...........           274,315            2,872,989
                                               -----------        -------------
Total issued ...........................         1,703,008           17,827,062
Shares redeemed ........................        (2,283,050)         (23,871,194)
                                               -----------        -------------
Net decrease ...........................          (580,042)       $  (6,044,132)
                                               ===========        =============
--------------------------------------------------------------------------------

5. Capital Loss Carryforward:

On December 31, 2001, the Fund had a net capital loss carryforward of $6,884,397, all of which expires in 2008. This amount will be available to offset like amounts of any future taxable gains.


                                     8 & 9

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (in U.S. dollars)

                         Master Aggregate Bond Index Series
                         -----------------------------------------------------------------------------------------------------------
                                                                          Face       Interest          Maturity
                         Issue                                           Amount        Rate             Date(s)              Value
====================================================================================================================================
U.S. Government &        Fannie Mae                                   $    290,000      5.45%         10/10/2003         $   299,995
Agency Obligations--                                                       210,000      6.85           4/05/2004             223,681
32.6%                                                                   13,065,000      3.50           9/15/2004          13,151,569
                                                                        12,625,000      5.75           2/15/2008          13,322,721
                                                                         8,345,000      6.625         11/15/2010           9,082,030
====================================================================================================================================
                         Financing Corp.                                   670,000      9.80          11/30/2017             927,146
====================================================================================================================================
                         Freddie Mac                                     5,840,000      6.25          10/15/2002           5,911,797
                                                                        16,845,000      5.75           7/15/2003          17,469,090
                                                                         1,245,000      7.18           6/27/2006           1,384,850
                                                                        14,560,000      4.875          3/15/2007          14,882,402
                                                                         8,655,000      6.75           9/15/2029           9,213,966
                                                                           600,000      6.25           7/15/2032             603,237
====================================================================================================================================
                         Tennessee Valley Authority, Series E            1,915,000      6.25          12/15/2017           2,007,075
====================================================================================================================================
                         United States Treasury Bonds                      765,000      8.75          11/15/2008             829,128
                                                                        14,300,000      8.75           5/15/2017          19,080,004
                                                                           370,000      8.875          8/15/2017             499,061
                                                                         6,420,000      8.50           2/15/2020           8,507,456
                                                                         2,645,000      6.25           8/15/2023           2,833,924
                                                                         3,000,000      6.375          8/15/2027           3,271,731
                                                                           200,000      5.375          2/15/2031             195,844
====================================================================================================================================
                         United States Treasury Notes                    3,500,000      3.625          8/31/2003           3,557,288
                                                                         5,745,000      4.75           2/15/2004           5,943,134
                                                                         3,450,000      5.25           5/15/2004           3,605,885
                                                                         3,685,000      6.00           8/15/2004           3,914,822
                                                                         3,510,000      5.875         11/15/2004           3,730,470
                                                                         9,070,000      5.75          11/15/2005           9,679,395
                                                                        11,185,000      5.875         11/15/2005          11,985,600
                                                                         1,250,000      4.375          5/15/2007           1,267,187
====================================================================================================================================
                         Total Investments in U.S. Government & Agency Obligations (Cost--$163,163,589)--32.6%           167,380,488
====================================================================================================================================
U.S. Government Agency   Fannie Mae                                        843,028      5.50      6/01/2011-2/01/2014        857,103
Mortgage-Backed                                                          3,637,404      6.00      2/01/2013-6/01/2015      3,742,934
Obligations**--38.0%                                                     6,429,903      6.00      1/01/2026-5/01/2029      6,473,563
                                                                         3,479,833      6.50      1/01/2013-5/01/2016      3,626,573
                                                                         9,716,044      6.50     12/01/2025-1/01/2030      9,947,772
                                                                         3,963,696      7.00      4/01/2027-3/01/2031      4,115,944
                                                                         1,073,516      7.50     10/01/2027-9/01/2030      1,128,664
                                                                            73,502      8.00           9/01/2015              78,280
                                                                           834,744      8.00     11/01/2029-12/01/2030       886,529
                                                                           169,794      8.50      5/01/2030-1/01/2031        181,435
                         ===========================================================================================================
                         Freddie Mac--Gold Program                       2,431,959      5.50     10/01/2013-6/01/2017      2,451,975
                                                                         1,152,179      5.50     12/01/2028-1/01/2029      1,126,843
                                                                        15,330,459      6.00      2/01/2016-5/01/2017     15,668,090
                                                                        19,561,320      6.00      9/01/2029-6/01/2032     19,545,246
                                                                         1,500,000      6.00            TBA(1)             1,532,776
                                                                         3,412,751      6.50      7/01/2015-3/01/2017      3,542,499
                                                                        41,512,208      6.50      1/01/2026-6/01/2032     42,422,287
                                                                         2,600,000      6.50            TBA(1)             2,656,722
                                                                         2,825,660      7.00      1/01/2011-6/01/2016      2,975,032
                                                                        19,760,737      7.00      9/01/2025-4/01/2032     20,500,524
                                                                         1,200,000      7.00            TBA(1)             1,243,844
                                                                           914,139      7.50      5/01/2007-4/01/2016        967,589
                                                                         8,429,971      7.50      1/01/2023-5/01/2032      8,868,533
                                                                         3,091,247      8.00      6/01/2024-3/01/2032      3,288,977
                                                                           340,656      8.50      5/01/2028-8/01/2030        364,796
                                                                           432,423      9.50           2/01/2019             480,472
                         ===========================================================================================================
                         Government National Mortgage Corporation        4,719,074      6.00      4/20/2026-4/15/2032      4,726,539
                                                                           241,045      6.50      2/15/2014-5/15/2014        252,383
                                                                        12,069,671      6.50      4/15/2026-5/15/2032     12,353,405
                                                                           133,365      7.00           4/15/2013             141,362
                                                                         9,917,774      7.00      7/15/2027-9/15/2031     10,323,631
                                                                         4,764,768      7.50     3/15/2024-11/15/2031      5,041,086
                                                                         2,828,178      8.00     12/15/2022-6/15/2031      3,018,658
                                                                           547,912      8.50     11/15/2017-3/15/2031        589,325
                                                                           394,543      9.00     11/15/2016-11/15/2024       434,872
                                                                            42,017      9.50           9/15/2021              47,092
====================================================================================================================================
                         Total U.S. Government Agency Mortgage-Backed Obligations (Cost--$190,730,283)--38.0%            195,603,355
====================================================================================================================================

====================================================================================================================================
                        S&P    Moody's     Face
INDUSTRIES            Ratings  Ratings    Amount                 Corporate Bonds & Notes
====================================================================================================================================
Banking--3.1%            A-       A2   $ 1,300,000    BB&T Corporation, 6.50% due 8/01/2011                                1,359,957
                                                      Bank of America Corp.:
                         A+       Aa2    1,900,000      5.875% due 2/15/2009                                               1,915,696
                         A        Aa3      660,000      7.40% due 1/15/2011                                                  722,833
                         A+       Aa2      325,000    The Bank of New York, 5.20% due 7/01/2007                              331,350
                                                      Bank One Corp.:
                         A        Aa3    1,200,000      6.875% due 8/01/2006                                               1,296,845
                         A-       A1       200,000      7.875% due 8/01/2010                                                 226,887
                         A-       A1       378,000      8% due 4/29/2027                                                     433,465
                         A        A2       535,000    Corp Andina de Fomento, 6.875% due 3/15/2012 (a)                       548,812
                         A+       A1       400,000    Deutsche Bank Financial, 7.50% due 4/25/2009                           446,169
                         A        A1     1,200,000    FleetBoston Financial Corp., 7.25% due 9/15/2005                     1,304,963


                                    10 & 11

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)

                       Master Aggregate Bond Index Series (continued)
                      --------------------------------------------------------------------------------------------------------------
                        S&P      Moody's      Face
INDUSTRIES            Ratings    Ratings     Amount                 Corporate Bonds & Notes                                 Value
====================================================================================================================================
Banking                  A          A1    $   600,000   HSBC Holding PLC, 7.50% due 7/15/2009                            $   669,008
(concluded)              AAA        Aaa     1,000,000   Inter-American Development Bank, 6.80% due 10/15/2025              1,092,114
                         AAA        Aaa       250,000   International Bank for Reconstruction and Development,
                                                          3.50% due 10/22/2004                                               251,509
                         A          A2        722,000   Mellon Financial Co., 6.875% due 3/01/2003                           744,024
                         A-         A2        350,000   Regions Financial Corporation, 6.375% due 5/15/2012                  360,254
                         A+         Aa2     2,000,000   Wells Fargo Bank NA, 6.45% due 2/01/2011                           2,090,352
                                                        Wells Fargo Company:
                         A+         Aa2       600,000     7.25% due 8/24/2005                                                653,540
                         A+         Aa2     1,400,000     5.125% due 2/15/2007                                             1,416,463
                                                                                                                         -----------
                                                                                                                          15,864,241
====================================================================================================================================
Financial Services--     A+         A2        400,000   AXA Financial Inc., 7.75% due 8/01/2010                              447,252
5.5%                     A+         A1        400,000   American Express Corporation, 6.875% due 11/01/2005                  432,786
                         A          A2        600,000   Bear Stearns Companies, Inc., 7.625% due 2/01/2005                   647,957
                         A+         A3        800,000   Boeing Capital Corporation, 7.10% due 9/27/2005                      865,621
                                                        CIT Group Inc.:
                         A          A2        200,000     6.50% due 2/07/2006                                                193,916
                         A          A2        400,000     7.75% due 4/02/2012                                                393,771
                         BBB-       Baa2      900,000   Capital One Bank, 6.875% due 2/01/2006                               889,579
                                                        Citigroup Inc.:
                         AA-        Aa1     1,700,000     5.70% due 2/06/2004                                              1,768,039
                         AA-        Aa1       400,000     5.75% due 5/10/2006                                                416,136
                         AA-        Aa1     1,000,000     6.50% due 1/18/2011                                              1,039,833
                                                        Commercial Credit Co.:
                         AA-        Aa1       500,000     6.75% due 7/01/2007                                                540,266
                         AA-        Aa1       450,000     10% due 5/15/2009                                                  559,000
                         A          A3      1,300,000   Countrywide Home Loans, Inc., 5.25% due 6/15/2004                  1,336,343
                                                        Credit Suisse First Boston Inc.:
                         AA-        Aa3       500,000     5.875% due 8/01/2006                                               518,281
                         AA-        Aa3       300,000     6.125% due 11/15/2011                                              294,706
                                                        Ford Motor Credit Company:
                         BBB+       A3        600,000     7.50% due 6/15/2003                                                620,405
                         BBB+       A3      2,400,000     6.875% due 2/01/2006                                             2,455,358
                         AAA        Aaa     1,440,000   General Electric Capital Corp., 6.75% due 3/15/2032                1,414,473
                                                        General Motors Acceptance Corp.:
                         BBB+       A2        819,000     6.85% due 6/17/2004                                                856,486
                         BBB+       A2        692,000     7.75% due 1/19/2010                                                732,202
                         BBB+       A2        295,000     7% due 2/01/2012                                                   295,384
                         BBB+       A2      1,298,000     8% due 11/01/2031                                                1,327,529
                                                        Goldman Sachs Group, Inc.:
                         A+         A1        800,000     7.625% due 8/17/2005                                               876,726
                         A+         A1        300,000     6.875% due 1/15/2011                                               311,023
                                                        International Lease Finance Corporation:
                         AA-        A1        236,000     5.50% due 6/07/2004                                                243,267
                         AA-        A1        570,000     4.75% due 1/18/2005                                                577,043
                                                        Lehman Brothers Holdings, Inc.:
                         A          A2        800,000     6.625% due 4/01/2004                                               839,160
                         A          A2        350,000     7% due 2/01/2008                                                   374,684
                         A          A2        245,000     7.875% due 8/15/2010                                               268,379
                         BBB        Baa2      500,000   Liberty Property LP, 7.25% due 3/15/2011                             523,110
                                                        MBNA America Bank NA:
                         BBB+       Baa1      500,000     6.875% due 7/15/2004                                               526,959
                         BBB        Baa2      325,000     6.625% due 6/15/2012                                               326,548
                         AA-        Aa3     1,300,000   Morgan Stanley, Dean Witter, Discover & Co.,
                                                          7.125% due 1/15/2003                                             1,334,125
                         BBB+       Baa1      500,000   ProLogis Trust, 7% due 10/01/2003                                    517,620
                         AA-        Aa1     1,000,000   Salomon, Smith Barney Holdings, Inc., 6.25% due 5/15/2003          1,033,030
                         BBB        Baa1      500,000   Simon Debartolo, 6.75% due 7/15/2004                                 523,114
                         AA         Aa3       250,000   Texaco Capital Inc., 8.625% due 6/30/2010                            298,189
                         A-         A3        400,000   Textron Financial Corporation, 5.95% due 3/15/2004                   412,480
                         A+         A1      1,000,000   Verizon Global Funding Corporation, 6.75% due 12/01/2005           1,036,449
                                                                                                                         -----------
                                                                                                                          28,067,229
====================================================================================================================================
Financial Services--     A-         A2      1,000,000   ACE INA Holdings, 8.30% due 8/15/2006                              1,108,580
Consumer--3.1%           A+         A1        250,000   Allstate Corporation, 5.375% due 12/01/2006                          256,942
                         A-         A3        500,000   Aristar Inc., 7.375% due 9/01/2004                                   536,172
                         BBB+       Baa1      215,000   Avalonbay Communities, 6.625% due 9/15/2011                          219,459
                         A          A2        500,000   Hartford Life Inc., 7.375% due 3/01/2031                             532,694
                                                        Household Financial Corporation:
                         A          A2      1,100,000     6.50% due 1/24/2006                                              1,124,625
                         A          A2        200,000     7.875% due 3/01/2007                                               213,314
                         A          A2        300,000     6.75% due 5/15/2011                                                295,267
                         A          A2        200,000     6.375% due 10/15/2011                                              191,324
                         A-         Baa2      500,000   Provident Companies Inc., 7% due 7/15/2018                           496,183
                         NR*        NR*    10,000,000   Security Life of Denver, 0.33% due 10/01/2002 (b)                 10,559,188
                         BBB+       A3        600,000   Washington Mutual Inc., 7.50% due 8/15/2006                          648,998
                                                                                                                         -----------
                                                                                                                          16,182,746
====================================================================================================================================
Foreign Government       AA+        Aaa     2,000,000   Canada Government Bond, 5.25% due 11/05/2008                       2,063,992
Obligations--2.1%        AA-        Aa2       400,000   Province of British Columbia, 4.625% due 10/03/2006                  404,976
                         AA-        Aa3     1,000,000   Province of Manitoba, 5.50% due 10/01/2008                         1,040,586
                                                        Province of Ontario:
                         AA         Aa3       328,000     7.375% due 1/27/2003                                               338,170
                         AA         Aa3       750,000     5.50% due 10/01/2008                                               778,388
                         A+         Aa3       603,000   Province of Saskatchewan, 8% due 7/15/2004                           657,214
                         A+         A1      1,500,000   Quebec Province, 7.50% due 9/15/2029                               1,717,541
                         AAA        Aaa     1,000,000   Republic of Finland, 5.875% due 2/27/2006                          1,064,779
                         AA         Aa2     1,050,000   Republic of Italy, 4.375% due 10/25/2006                           1,048,512
                         BBB-       Baa2    1,400,000   United Mexican States, 9.875% due 2/01/2010                        1,564,500
                                                                                                                         -----------
                                                                                                                          10,678,658
====================================================================================================================================


                                     12 & 13

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (continued)                            (in U.S. dollars)


                      Master Aggregate Bond Index Series (continued)
                      --------------------------------------------------------------------------------------------------------------
                        S&P       Moody's     Face
INDUSTRIES            Ratings     Ratings    Amount                 Corporate Bonds & Notes                                 Value
====================================================================================================================================
Industrial--Consumer     A+         A1     $  750,000   Anheuser-Busch Companies, Inc., 6% due 11/01/2041                $   699,890
Goods--2.2%              A          A2      1,000,000   Coca-Cola Enterprises, 6.75% due 9/15/2028                         1,009,711
                         BBB        Baa2      290,000   International Paper Company, 8.125% due 7/08/2005                    318,897
                         BBB        Baa2      837,000   Kellogg Company, 6% due 4/01/2006                                    874,739
                         AA         Aa2       894,000   Kimberly-Clark Corporation, 7.10% due 8/01/2007                      996,965
                                                        Kraft Foods Inc.:
                         A-         A2        400,000     4.625% due 11/01/2006                                              398,504
                         A-         A2        400,000     5.625% due 11/01/2011                                              396,393
                         A-         A2        700,000     6.50% due 11/01/2031                                               692,681
                                                        Kroger Company:
                         BBB-       Baa3      500,000     6.80% due 4/01/2011                                                520,295
                         BBB-       Baa3      250,000     7.50% due 4/01/2031                                                260,259
                         A          A2        500,000   Nabisco, Inc., 6.375% due 2/01/2005                                  522,407
                         A          A1        947,000   Pepsi Bottling Holdings Inc., 5.625% due 2/17/2009 (a)               962,248
                         A          A1        500,000   PepsiCo Inc., 4.50% due 9/15/2004                                    510,196
                                                        Philip Morris Companies, Inc.:
                         A-         A2      1,000,000     6.375% due 2/01/2006                                             1,056,736
                         A-         A2        365,000     6.95% due 6/01/2006                                                387,533
                                                        Safeway Inc.:
                         BBB        Baa2      300,000     6.15% due 3/01/2006                                                315,412
                         BBB        Baa2      394,000     7.25% due 2/01/2031                                                408,061
                         BBB        Baa2      250,000   Sappi Papier Holdings AG, 6.75% due 6/15/2012 (a)                    253,146
                         BBB        Baa3      680,000   SuperValu Inc., 7.50% due 5/15/2012                                  710,255
                         BBB        Baa3      250,000   Tyson Foods, Inc., 6.625% due 10/01/2004                             260,632
                                                                                                                         -----------
                                                                                                                          11,554,960
====================================================================================================================================
Industrial--Energy--                                    Anadarko Finance Company:
1.7%                     BBB+       Baa1      390,000     6.75% due 5/01/2011                                                408,091
                         BBB+       Baa1      190,000     7.50% due 5/01/2031                                                202,662
                         A-         A3        190,000   Apache Corporation, 7.625% due 7/01/2019                             207,671
                         BBB        Baa2      785,000   The Coastal Corporation, 6.50% due 6/01/2008                         754,743
                         A          A2        325,000   Colonial Pipeline, 7.63% due 4/15/2032 (a)                           345,246
                                                        Conoco Inc.:
                         BBB+       Baa1      800,000     5.90% due 4/15/2004                                                833,185
                         BBB+       Baa1      320,000     6.35% due 4/15/2009                                                336,642
                         BBB+       A3        500,000   Consolidated Natural Gas, 5.375% due 11/01/2006                      501,777
                         A+         A1        750,000   Duke Energy Corporation, 6.25% due 1/15/2012                         764,805
                         BBB        Baa2      295,000   Duke Energy Field Services, 8.125% due 8/16/2030                     306,856
                         BBB-       Baa2      800,000   FirstEnergy Corp., 6.45% due 11/15/2011                              776,717
                         A-         Baa1      270,000   Kinder Morgan Energy, 6.75% due 3/15/2011                            277,827
                         A-         Baa1       97,000   Murphy Oil Corporation, 6.375% due 5/01/2012                         98,868
                         BBB        Baa3      500,000   NiSource Finance Corporation, 7.625% due 11/15/2005                  502,979
                         BBB-       Baa3      500,000   Ocean Energy Inc., 7.25% due 10/01/2011                              524,620
                                                        Phillips Petroleum Company:
                         BBB+       A3        650,000     8.50% due 5/25/2005                                                726,512
                         BBB+       A3        680,000     8.75% due 5/25/2010                                                807,448
                         A-         Baa2      337,000   Transocean Offshore, 6.625% due 4/15/2011                            347,007
                         A-         Baa2      290,000   Transocean Sedco Forex, 6.50% due 4/15/2003                          296,468
                                                                                                                         -----------
                                                                                                                           9,020,124
====================================================================================================================================
Industrial--             A-         A2        500,000   Alcan Inc., 6.45% due 3/15/2011                                      523,295
Manufacturing--1.8%      A+         A1        400,000   Alcoa Inc., 6% due 1/15/2012                                         410,497
                         BBB+       A3      1,200,000   DaimlerChrysler NA Holdings, 6.40% due 5/15/2006                   1,245,913
                         A-         A3        370,000   Deere & Co., 7.85% due 5/15/2010                                     415,555
                         BBB        Baa2      500,000   Delphi Auto Systems Corporation, 6.55% due 6/15/2006                 521,334
                         BBB+       Baa1    1,600,000   Ford Motor Company, 7.45% due 7/16/2031                            1,489,355
                                                        Georgia-Pacific Corp.:
                         BBB-       Ba1       590,000     8.125% due 5/15/2011                                               564,688
                         BBB-       Ba1       500,000     7.375% due 12/01/2025                                              409,979
                         BBB        Baa2      200,000   Lockheed Martin Corp., 7.25% due 5/15/2006                           217,306
                         BBB        Baa2      325,000   Martin Marietta Corp., 7.375% due 4/15/2013                          357,621
                         BBB+       Baa1      500,000   Masco Corporation, 6% due 5/03/2004                                  517,253
                                                        Raytheon Company:
                         BBB-       Baa3      475,000     8.30% due 3/01/2010                                                541,388
                         BBB-       Baa3      600,000     6.75% due 3/15/2018                                                605,617
                         BBB        Baa2    1,000,000   Visteon Corp., 8.25% due 8/01/2010                                 1,083,735
                         BBB        Baa2      200,000   Weyerhaeuser Company, 5.95% due 11/01/2008                           202,110
                                                                                                                         -----------
                                                                                                                           9,105,646
====================================================================================================================================
Industrial--Other--      AA         Aa3       396,000   Abbott Laboratories, 5.625% due 7/01/2006                            410,364
2.1%                     BBB+       Baa2      500,000   Burlington Northern Santa Fe, 6.75% due 7/15/2011                    524,779
                         BBB        Baa2      500,000   CSX Corporation, 6.75% due 3/15/2011                                 524,380
                         AAA        Aaa     1,140,000   Continental Airlines, 6.563% due 2/15/2012                         1,187,059
                         BB-        Ba3       587,000   Delta Airlines, 10.375% due 2/01/2011                                588,378
                         AA         Aa3       600,000   Eli Lilly & Company, 7.125% due 6/01/2025                            652,632
                         BBB+       Baa2      350,000   Health Care Properties Investors Inc., 6.45% due 6/25/2012           348,729
                         BBB        Baa2      325,000   New Plan Excel Realty Trust, 5.875% due 6/15/2007                    327,446
                                                        Norfolk Southern Corporation:
                         BBB        Baa1      500,000     7.70% due 5/15/2017                                                574,879
                         BBB        Baa1      500,000     7.25% due 2/15/2031                                                518,068
                         BBB-       Baa3    1,500,000   Northrop Grumman Corporation, 7.125% due 2/15/2011                 1,597,586
                                                        Praxair Inc.:
                         BBB+       A3        500,000     6.50% due 3/01/2008                                                526,335
                         BBB+       A3        135,000     6.375% due 4/01/2012                                               139,985
                                                        Tenet Healthcare Corporation:
                         BBB        Baa3      650,000     5% due 7/01/2007                                                   644,556
                         BBB        Baa3      650,000     6.875% due 11/15/2031                                              639,857
                                                        Union Pacific Corp.:
                         BBB        Baa3    1,000,000     9.625% due 12/15/2002                                            1,030,458
                         NR*        Baa3      250,000     5.75% due 10/15/2007                                               256,964
                         A+         A2        200,000   United Technology Corporation, 6.35% due 3/01/2011                   210,259
                                                                                                                         -----------
                                                                                                                          10,702,714
====================================================================================================================================


                                    14 & 15

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2002

SCHEDULE OF INVESTMENTS (concluded)                            (in U.S. dollars)

                         Master Aggregate Bond Index Series (concluded)
                         -----------------------------------------------------------------------------------------------------------
                           S&P    Moody's    Face
INDUSTRIES               Ratings  Ratings    Amount                   Corporate Bonds & Notes                                Value
====================================================================================================================================
Industrial--             BBB        Baa2   $  450,000   Comcast Cable Communications, 8.875% due 5/01/2017              $    444,262
Services--2.4%           A+         A2        888,000   Dayton Hudson Corp., 10% due 1/01/2011                             1,133,314
                         A+         A1        500,000   First Data Corporation, 6.375% due 12/15/2007                        537,619
                         BBB        Baa2    1,000,000   Hertz Corp., 7% due 1/15/2028                                        851,839
                         A-         A3        500,000   Kohl's Corporation, 6.30% due 3/01/2011                              515,754
                         BBB-       Baa3    1,000,000   News America Inc., 7.25% due 5/18/2018                               944,865
                         A-         Baa1      500,000   Sears Discover Credit Corp., 9.14% due 3/13/2012                     592,086
                                                        Sears Roebuck Acceptance Corporation:
                         A-         Baa1      500,000     6% due 3/20/2003                                                   511,936
                         A-         Baa1      205,000     7% due 6/01/2032                                                   196,378
                         A+         A2        500,000   Target Corporation, 6.35% due 1/15/2011                              525,152
                         BBB+       Baa2    1,275,000   Tele-Communications Inc., 8.25% due 1/15/2003                      1,293,768
                                                        Time Warner Inc.:
                         BBB+       Baa1    1,000,000     7.75% due 6/15/2005                                              1,051,273
                         BBB+       Baa1      352,000     6.875% due 6/15/2018                                               302,646
                         A-         A3      1,785,000   Viacom Inc., 7.75% due 6/01/2005                                   1,956,819
                         AA         Aa2     1,000,000   Wal-Mart Stores, Inc., 6.875% due 8/10/2009                        1,098,479
                         BBB        NR*       500,000   Waste Management Inc., 6.50% due 5/15/2004                           516,201
                                                                                                                        ------------
                                                                                                                          12,472,391
====================================================================================================================================
Utilities--              BBB+       Baa2      850,000   AT&T Corporation, 6% due 3/15/2009                                   671,500
Communications--         BBB        Baa2      790,000   AT&T Wireless Services Inc., 8.75% due 3/01/2031                     610,110
1.8%                     A          A2        200,000   Alltel Corporation, 7% due 7/01/2012                                 199,556
                         AA-        Aa3       800,000   Ameritech Capital Funding, 6.45% due 1/15/2018                       793,002
                         A+         Aa3     1,034,000   BellSouth Corporation, 6% due 10/15/2011                           1,045,249
                         A-         Baa1      950,000   British Telecom PLC, 8.375% due 12/15/2010                         1,033,788
                         BBB        Baa2      850,000   Citizens Communications Company, 7.625% due 8/15/2008                776,717
                         BBB-       Baa3      500,000   Clear Channel Communications, 7.65% due 9/15/2010                    511,192
                         BBB+       Baa1      400,000   Deutsche Telekom International Finance, 7.75% due 6/15/2005          409,261
                         BBB        Baa3      300,000   France Telecom, 9% due 3/01/2031                                     265,355
                         A+         A2        800,000   GTE Corporation, 6.84% due 4/15/2018                                 736,270
                         BB         Ba2       690,000   Qwest Capital Funding, 7.90% due 8/15/2010                           389,850
                         AA-        Aa3       560,000   SBC Communications Inc., 6.25% due 3/15/2011                         573,319
                         BBB-       Baa3    1,150,000   Sprint Capital Corporation, 5.70% due 11/15/2003                   1,021,912
                                                                                                                        ------------
                                                                                                                           9,037,081
====================================================================================================================================
Utilities--Gas &         BBB+       Baa1      500,000   Commonwealth Edison Company, 6.95% due 7/15/2018                     508,169
Electric--1.2%           BBB+       Baa1      481,000   Dominion Resources Inc., 8.125% due 6/15/2010                        540,169
                         BBB+       Baa2    1,500,000   Exelon Corporation, 6.75% due 5/01/2011                            1,566,147
                         BBB+       A3        500,000   Houston Lighting and Power, 8.75% due 3/01/2022                      521,328
                         BBB+       A3        675,000   Oncor Electric Delivery, 6.375% due 5/01/2012 (a)                    693,530
                         BBB        Baa1      500,000   Progress Energy Inc., 7.10% due 3/01/2011                            528,208
                         A          A1      1,000,000   South Carolina Electric & Gas, 6.70% due 2/01/2011                 1,054,562
                         BBB+       A3        700,000   Teco Energy Inc., 7% due 5/01/2012                                   734,108
                                                                                                                        ------------
                                                                                                                           6,146,221
====================================================================================================================================
Yankee--Corporate--      A          A3        500,000   BHP Finance USA Limited, 6.42% due 3/01/2026                         507,632
1.4%                     A          A1        200,000   BSCH Issuances Ltd., 7.625% due 9/14/2010                            219,284
                         BBB+       Baa2      500,000   Canadian National Railways, 6.375% due 10/15/2011                    519,087
                         A+         A1      1,000,000   Hydro-Quebec, 8.875% due 3/01/2026                                 1,289,168
                         BBB+       A3        500,000   Korea Development Bank, 7.125% due 4/22/2004                         530,372
                         A          A2        400,000   Norsk Hydro A/S, 6.36% due 1/15/2009                                 413,672
                         BBB-       Baa1      575,000   Pemex Project Funding Master Trust, 9.125% due 10/13/2010            603,750
                         BBB+       Baa2      500,000   Potash Corporation of Saskatchewan, 7.75% due 5/31/2011              556,743
                         A          A1      1,000,000   Santander Financial Issuances Ltd., 7% due 4/01/2006               1,076,930
                         BBB-       Ba2     1,000,000   Tyco International Group SA, 6.75% due 2/15/2011                     776,570
                         A+         A1        500,000   Unilever Capital Corporation, 7.125% due 11/01/2010                  551,019
                                                                                                                        ------------
                                                                                                                           7,044,227
====================================================================================================================================
                         Total Investments in Corporate Bonds & Notes (Cost--$143,546,847)--28.4%                        145,876,238
====================================================================================================================================

                          Face
                         Amount                                     Short-Term Securities
====================================================================================================================================
Repurchase               $4,700,000                     Morgan Stanley & Co., Inc., purchased on 6/28/2002 to yield
Agreements***--0.9%                                     1.90% to 7/01/2002                                                 4,700,000
====================================================================================================================================
                         Total Investments in Short-Term Securities (Cost--$4,700,000)--0.9%                               4,700,000
====================================================================================================================================

                         Total Investments (Cost--$502,140,719)--99.9%                                                   513,560,081

                         Other Assets Less Liabilities--0.1%                                                                 313,748
                                                                                                                        ------------
                         Net Assets--100.0%                                                                             $513,873,829
                                                                                                                        ============
====================================================================================================================================

        *   Not Rated.
       ** Mortgage-Backed Obligations are subject to principal paydowns as a result of prepayments or refinancing of the underlying mortgage instruments. As a result, the average life may be substantially less than the original maturity.
      *** Repurchase Agreements are fully collateralized by U.S. Government Agency Obligations.
      (a) The security may be offered and sold to "qualified institutional buyers" under Rule 144A of the Securities Act of 1933.
      (b) Restricted securities as to resale. The value of the Fund's investment in restricted securities was approximately $10,559,000, representing 2.1% of net assets.

      --------------------------------------------------------------------------
                                        Acquisition
      Issue                                 Date         Cost            Value
      --------------------------------------------------------------------------
      Security Life of Denver,
      0.33% due 10/01/2002               3/28/2002    $10,000,000    $10,559,188
      --------------------------------------------------------------------------
      Total                                           $10,000,000    $10,559,188
                                                      ===========    ===========
      --------------------------------------------------------------------------

      (1) Represents or includes a "to-be-announced" (TBA) transaction. The Series has committed to purchase securities for which all specific information is not available at this time.

            See Notes to Financial Statements.


                                    16 & 17

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2002

STATEMENT OF ASSETS AND LIABILITIES

MASTER
AGGREGATE BOND
INDEX SERIES           As of June 30, 2002
===================================================================================================================================
Assets:                Investments, at value (including securities loaned of $518,220)
                         (identified cost--$502,140,719) ................................                             $ 513,560,081
                       Investments held as collateral for loaned securities, at value ...                                   540,000
                       Cash .............................................................                                   149,171
                       Receivables:
                         Interest .......................................................           $   5,961,895
                         Securities sold ................................................               1,164,829
                         Contributions ..................................................                 945,380         8,072,104
                                                                                                    -------------
                       Prepaid expenses .................................................                                     1,876
                                                                                                                      -------------
                       Total assets .....................................................                               522,323,232
                                                                                                                      -------------
===================================================================================================================================
Liabilities:           Collateral on securities loaned, at value ........................                                   540,000
                       Payables:
                         Securities purchased ...........................................               6,385,255
                         Withdrawals ....................................................               1,429,144
                         Investment adviser .............................................                   3,940         7,818,339
                                                                                                    -------------
                       Accrued expenses and other liabilities ...........................                                    91,064
                                                                                                                      -------------
                       Total liabilities ................................................                                 8,449,403
                                                                                                                      -------------
===================================================================================================================================
Net Assets:            Net assets .......................................................                             $ 513,873,829
                                                                                                                      =============
===================================================================================================================================
Net Assets             Investors' capital ...............................................                             $ 502,454,467
Consist of:            Unrealized appreciation on investments--net ......................                                11,419,362
                                                                                                                      -------------
                       Net assets .......................................................                             $ 513,873,829
                                                                                                                      =============
===================================================================================================================================

                  See Notes to Financial Statements.

STATEMENT OF OPERATIONS

MASTER
AGGREGATE BOND
INDEX SERIES           For the Six Months Ended June 30, 2002
===================================================================================================================================
Investment             Interest .........................................................                             $  13,794,823
Income:                Securities lending--net ..........................................                                       321
                                                                                                                      -------------
                       Total income .....................................................                                13,795,144
                                                                                                                      -------------
===================================================================================================================================
Expenses:              Professional fees ................................................           $      78,742
                       Accounting services ..............................................                  62,044
                       Custodian fees ...................................................                  40,834
                       Investment advisory fees .........................................                  24,324
                       Pricing fees .....................................................                   4,714
                       Trustees' fees and expenses ......................................                   4,299
                       Printing and shareholder reports .................................                   1,795
                       Other ............................................................                   8,816
                                                                                                    -------------
                       Total expenses ...................................................                                   225,568
                                                                                                                      -------------
                       Investment income--net ...........................................                                13,569,576
                                                                                                                      -------------
===================================================================================================================================
Realized & Unrealized  Realized loss from investments--net ..............................                                  (762,329)
Gain (Loss) on         Change in unrealized appreciation on investments--net ............                                 4,776,433
Investments--Net:                                                                                                     -------------
                       Total realized and unrealized gain on investments--net ...........                                 4,014,104
                                                                                                                      -------------
                       Net Increase in Net Assets Resulting from Operations .............                             $  17,583,680
                                                                                                                      =============
===================================================================================================================================

                  See Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS

                                                                                                     For the Six          For the
MASTER                                                                                              Months Ended        Year Ended
AGGREGATE BOND                                                                                        June 30,         December 31,
INDEX SERIES           Increase in Net Assets:                                                          2002               2001
===================================================================================================================================
Operations:            Investment income--net ...........................................           $  13,569,576     $  24,638,002
                       Realized gains (loss) on investments--net ........................                (762,329)        3,530,237
                       Change in unrealized appreciation on investments--net ............               4,776,433         3,620,323
                                                                                                    -------------     -------------
                       Net increase in net assets resulting from operations .............              17,583,680        31,788,562
                                                                                                    -------------     -------------
===================================================================================================================================
Capital                Proceeds from contributions ......................................             182,110,471       297,187,588
Transactions:          Fair value of withdrawals ........................................            (151,971,513)     (171,169,747)
                                                                                                    -------------     -------------
                       Net increase in net assets derived from capital transactions .....              30,138,958       126,017,841
                                                                                                    -------------     -------------
===================================================================================================================================
Net Assets:            Total increase in net assets .....................................              47,722,638       157,806,403
                       Beginning of period ..............................................             466,151,191       308,344,788
                                                                                                    -------------     -------------
                       End of period ....................................................           $ 513,873,829     $ 466,151,191
                                                                                                    =============     =============
===================================================================================================================================

                  See Notes to Financial Statements.


                                     18 & 19

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2002

FINANCIAL HIGHLIGHTS

                                                                            For the Six              For the Year Ended
MASTER                                                                      Months Ended                 December 31,
AGGREGATE BOND        The following ratios have been derived from              June 30,   ------------------------------------------
INDEX SERIES          information provided in the financial statements.         2002        2001       2000       1999        1998
====================================================================================================================================
Total Investment                                                                  .74%+      8.07%          --         --         --
Return:                                                                       ========    ========    ========   ========   ========
====================================================================================================================================
Ratios to Average     Expenses, net of reimbursement ....................         .09%*       .13%        .14%       .10%       .12%
Net Assets:                                                                   ========    ========    ========   ========   ========
                      Expenses ..........................................         .09%*       .13%        .14%       .10%       .13%
                                                                              ========    ========    ========   ========   ========
                      Investment income--net ............................        5.58%*      5.93%       6.62%      6.30%      6.20%
                                                                              ========    ========    ========   ========   ========
====================================================================================================================================
Supplemental          Net assets, end of period (in thousands) ..........     $513,874    $466,151    $308,345   $406,148   $434,935
Data:                                                                         ========    ========    ========   ========   ========
                      Portfolio turnover ................................       41.81%     144.23%      43.24%     61.82%     27.89%
                                                                              ========    ========    ========   ========   ========
====================================================================================================================================

            *     Annualized.
            +     Aggregate total investment return.

                  See Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS

MASTER AGGREGATE BOND INDEX SERIES

1. Significant Accounting Policies:

Master Aggregate Bond Index Series (the "Series") is part of Quantitative Master Series Trust (the "Trust"). The Trust is registered under the Investment Company Act of 1940 and is organized as a Delaware business trust. The Declaration of Trust permits the Trustees to issue nontransferable interests in the Series, subject to certain limitations. The Series' financial statements are prepared in conformity with accounting principles generally accepted in the United States of America, which may require the use of management accruals and estimates. These unaudited financial statements reflect all adjustments, which are, in the opinion of management, necessary to a fair statement of the results for the interim period presented. All such adjustments are of a normal, recurring nature. The following is a summary of significant accounting policies followed by the Series.

(a) Valuation of investments--Portfolio securities that are traded on stock exchanges are valued at the last sale price as of the close of business on the day the securities are being valued or, lacking any sales, at the closing bid price. Securities traded in the over-the-counter market are valued at the last quoted bid price at the close of trading on the New York Stock Exchange on each day by brokers that make markets in the securities. Securities traded in the NASDAQ National Market System are valued at the last sale price prior to the time of valuation. Securities that are traded both in the over-the-counter market and on a stock exchange are valued according to the broadest and most representative market. Options written or purchased are valued at the last sale price in the case of exchange-traded options. In the case of options traded in the over-the-counter market, valuation is the last asked price (options written) or the last bid price (options purchased). Other investments, including futures contracts and related options, are stated at market value. Short-term securities are valued at amortized cost, which approximates market value. Securities and assets for which market quotations are not readily available are valued at fair market value, as determined in good faith by or under the direction of the Trust's Board of Trustees.

(b) Repurchase agreements--The Series invests in securities pursuant to repurchase agreements. Under such agreements, the counterparty agrees to repurchase the security at a mutually agreed upon time and price. The Series takes possession of the underlying securities, marks to market such securities and, if necessary, receives additional securities daily to ensure that the contract is fully collateralized. If the counterparty defaults and the fair value of the collateral declines, liquidation of the collateral by the Series may be delayed or limited.

(c) Derivative financial instruments--The Series may engage in various portfolio investment strategies to increase or decrease the level of risk to which the Series is exposed more quickly and efficiently than transactions in other types of instruments. Losses may arise due to changes in the value of the contract or if the counterparty does not perform under the contract.

o Financial futures contracts--The Series may purchase or sell financial futures contracts and options on such futures contracts as a proxy for a direct investment in securities underlying the Series' index. Upon entering into a contract, the Series deposits and maintains as collateral such initial margin as required by the exchange on which the transaction is effected. Pursuant to the contract, the Series agrees to receive from or pay to the broker an amount of cash equal to the daily fluctuation in value of the contract. Such receipts or payments are known as variation margin and are recorded by the Series as unrealized gains or losses. When the contract is closed, the Series records a realized gain or loss equal to the difference between the value of the contract at the time it was opened and the value at the time it was closed.

o Options--The Series is authorized to purchase and write call and put options. When the Series writes an option, an amount equal to the premium received by the Series is reflected as an asset and an equivalent liability. The amount of the liability is subsequently marked to market to reflect the current market value of the option written. When a security is purchased or sold through an exercise of an option, the related premium paid (or received) is added to (or deducted from) the basis of the security acquired or deducted from (or added to) the proceeds of the security sold. When an option expires (or the Series enters into a closing transaction), the Series realizes a gain or loss on the option to the extent of the premiums received or paid (or a gain or loss to the extent that the cost of the closing transaction exceeds the premium paid or received).

Written and purchased options are non-income producing investments.

(d) Income taxes--The Series is classified as a partnership for Federal income tax purposes. As such, each investor in the Series is treated as owner of its proportionate share of the net assets, income, expenses and realized and unrealized gains and losses of the Series. Accordingly, as a "pass through" entity, the Series pays no income dividends or capital gains distributions. Therefore, no Federal income tax provision is required. It is intended that the Trust's assets will be managed so an investor in the Trust can satisfy the requirements of Subchapter M of the Internal Revenue Code.

(e) Security transactions and investment income--Security transactions are accounted for on the date the securities are purchased or sold (the trade dates). Realized gains and losses on security transactions are determined on the identified cost basis. Interest income is recognized on the accrual basis.

(f) Dollar rolls--The Series may sell securities for delivery in the current month and simultaneously contract to repurchase substantially similar (same type, coupon and maturity) securities on a specific future date.

(g) Securities lending--The Series may lend securities to financial institutions that provide cash or securities issued or guaranteed by the U.S. government as collateral, which will be maintained at all times in an amount equal to at least 100% of the current market value of the loaned securities. Where the Series receives securities as collateral for the loaned securities, it collects a fee from the borrower. The Series typically receives the income on the loaned securities but does not receive the income on the collateral. Where the Series receives cash collateral, it may invest such collateral and retain the amount earned on such investments, net of


                                     20 & 21

                          Merrill Lynch Aggregate Bond Index Fund, June 30, 2002

NOTES TO FINANCIAL STATEMENTS (concluded)

MASTER AGGREGATE BOND INDEX SERIES

any amount rebated to the borrower. Loans of securities are terminable at any time and the borrower, after notice, is required to return borrowed securities within five business days. The Series may pay reasonable finder's, lending agent, administrative and custodial fees in connection with its loans. In the event that the borrower defaults on its obligation to return borrowed securities because of insolvency or for any other reason, the Series could experience delays and costs in gaining access to the collateral. The Series also could suffer a loss where the value of the collateral falls below the market value of the borrowed securities, in the event of borrower default or in the event of losses on investments made with cash collateral.

2. Investment Advisory Agreement and Transactions with Affiliates:

The Trust has entered into an Investment Advisory Agreement with Fund Asset Management, L.P. ("FAM"). The general partner of FAM is Princeton Services, Inc. ("PSI"), an indirect, wholly-owned subsidiary of Merrill Lynch & Co., Inc. ("ML & Co."), which is the limited partner.

FAM is responsible for the management of the Series' portfolio and provides the necessary personnel, facilities, equipment and certain other services necessary to the operations of the Series. For such services, the Series pays a monthly fee at an annual rate of .01% of the average daily value of the Series' net assets.

The Series has received an exemptive order from the Securities and Exchange Commission permitting it to lend portfolio securities to Merrill Lynch, Pierce, Fenner & Smith Incorporated ("MLPF&S"), a subsidiary of ML & Co., or its affiliates. Pursuant to that order, the Series also has retained QA Advisors, LLC ("QA Advisors"), an affiliate of FAM, as the securities lending agent for a fee based on a share of the returns on investment of cash collateral. QA Advisors may, on behalf of the Series, invest cash collateral received by the Series for such loans, among other things, in a private investment company managed by QA Advisors or in registered money market funds advised by FAM or its affiliates. As of June 30, 2002, cash collateral of $162,220 was invested in the Money Market Series of the Merrill Lynch Liquidity Series, LLC and $377,780 was invested in the Merrill Lynch Premier Institutional Fund. For the six months ended June 30, 2002, QA Advisors received $138 in securities lending agent fees.

During the six months ended June 30, 2002, the Series paid Merrill Lynch Security Pricing Service, an affiliate of MLPF&S, $14,360 for security price quotations to compute the net asset value of the Series.

Merrill Lynch Trust Company, an indirect, wholly-owned subsidiary of ML & Co., is the Series' custodian.

For the six months ended June 30, 2002, the Series reimbursed FAM $6,982 for certain accounting services.

Certain officers and/or trustees of the Series are officers and/or directors of FAM, PSI, and/or ML & Co.

3. Investments:

Purchases and sales of investments, excluding short-term securities, for the six months ended June 30, 2002 were $245,805,011 and $201,094,568, respectively.

Net realized losses for the six months ended June 30, 2002 and net unrealized gains as of June 30, 2002 were as follows:

--------------------------------------------------------------------------------
                                                  Realized           Unrealized
                                                   Losses               Gains
--------------------------------------------------------------------------------
Long-term investments ...................         $(707,876)         $11,419,362
Financial futures contracts .............           (54,453)                  --
                                                  ---------          -----------
Total ...................................         $(762,329)         $11,419,362
                                                  =========          ===========
--------------------------------------------------------------------------------

As of June 30, 2002, net unrealized appreciation for Federal income tax purposes aggregated $11,413,874, of which $13,700,411 related to appreciated securities and $2,286,537 related to depreciated securities. At June 30, 2002, the aggregate cost of investments for Federal income tax purposes was $502,146,207.

4. Short-Term Borrowings:

The Series, along with certain other funds managed by FAM and its affiliates, is a party to a $1,000,000,000 credit agreement with Bank One, N.A. and certain other lenders. The Series may borrow under the credit agreement to fund shareholder redemptions and for other lawful purposes other than for leverage. The Series may borrow up to the maximum amount allowable under the Series' current prospectus and statement of additional information, subject to various other legal, regulatory or contractual limits. The Series pays a commitment fee of .09% per annum based on the Series' pro rata share of the unused portion of the credit agreement. Amounts borrowed under the credit agreement bear interest at a rate equal to, at each fund's election, the Federal Funds rate plus .50% or a base rate as determined by Bank One, N.A. On November 30, 2001, the credit agreement was renewed for one year under the same terms. The Series did not borrow under the credit agreement during the six months ended June 30, 2002.


                                     22 & 23

[LOGO] Merrill Lynch  Investment Managers

                               [GRAPHIC OMITTED]

This report is not authorized for use as an offer of sale or a solicitation of an offer to buy shares of the Fund unless accompanied or preceded by the Fund's current prospectus. Past performance results shown in this report should not be considered a representation of future performance. Investment return and principal value of shares will fluctuate so that shares, when redeemed, may be worth more or less than their original cost. Statements and other information herein are as dated and are subject to change.

Merrill Lynch Index Funds, Inc.
Box 9011
Princeton, NJ
08543-9011

[RECYCLE LOGO] Printed on post-consumer recycled paper            #Index 1--6/02